Income Taxes - Summary of Valuation Allowance (Details) - Valuation Allowance of Deferred Tax Assets [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period		$ 36	$ 26	$ 19
Net charges to income tax expense		0	10	7
Release of valuation allowance	[1]	(36)	0	0
Balance at end of period		$ 0	$ 36	$ 26

[1]	Release of valuation allowance during 2015 was primarily related to the tax attributes retained by DuPont pursuant to the tax matters agreement.